UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2006
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                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8032

                            BARON CAPITAL FUNDS TRUST
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                        c/o Baron Capital Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  December 31, 2004
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1. Baron Capital Funds Trust Annual Report for the period ended December 31, 2004.

[Registered Logo]
   B A R O N
 C A P I T A L
   F U N D S

MANAGEMENT DISCUSSION OF FUND
 PERFORMANCE..............................3

STATEMENT OF NET
 ASSETS...................................5

STATEMENT OF ASSETS & LIABILITIES.........7

STATEMENT OF OPERATIONS...................7

STATEMENT OF CHANGES
 IN NET ASSETS............................8

NOTES TO FINANCIAL STATEMENTS.............9

REPORT OF INDEPENDENT
 REGISTERED PUBLIC ACCOUNTING FIRM.......12

MANAGEMENT OF THE FUND...................13



767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com

ANNUAL FINANCIAL REPORT                                       DECEMBER 31, 2004

DEAR BARON CAPITAL ASSET FUND
SHAREHOLDER:

Attached you will find audited financial statements for Baron Capital Asset Fund for its fiscal year ended December 31, 2004. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing Baron Capital Asset Fund. We will continue to work hard to justify your confidence.

Sincerely,

/s/ Ronald Baron

    Ronald Baron
    President and Portfolio Manager
    February 11, 2005


/s/ Peggy Wong

    Peggy Wong
    Treasurer and CFO
    February 11, 2005

A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov. The Fund's most current proxy voting record, Form N-PX, is also available on the Fund's website, www.BaronFunds.com and on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330.

---------------

Some of our comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the Company only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time based on market and other conditions and Baron has no obligation to update them.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[Bar Graph]

           COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN
  BARON CAPITAL ASSET FUND - INSURANCE SHARES IN RELATION TO THE RUSSELL 2000*


                        10/1/1998     12/31/1998    12/31/1999    12/31/2000    12/31/2001   12/31/2002    12/31/2003   12/31/2004
                        ---------     ----------    ----------    ----------    ----------   ----------    ----------   ----------
Insurance Shares         10,000        13,250        17,998         17,520        19,683      16,888         21,957       27,586
Russell 2000             10,000        11,631        14,103         13,677        14,017      11,146         16,413       19,421

Information Presented by Fiscal Year as of December 31


Average Annual Total Return
for the periods ended December 31, 2004

                                                                Since Inception
                         One Year         Five Years               10/1/1998
--------------------------------------------------------------------------------
Insurance Shares**        25.64%             8.92%                  17.63%
Russell 2000*             18.33%             6.61%                  11.20%

 *The Russell 2000 is an unmanaged index that measures the performance of small companies. The Russell 2000 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results.
**Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[Bar Graph]

           COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN
  BARON CAPITAL ASSET FUND - RETIREMENT SHARES IN RELATION TO THE RUSSELL 2000*



                            11/25/98     12/31/98      12/31/99     12/31/00    12/31/01    12/31/02    12/31/03     12/31/04
                            --------     --------      --------     --------    --------    --------    --------     --------
Retirement Shares             10,000      10,995       14,958        14,596      16,431      14,122       18,401       23,137
Russell 2000                  10,000      10,652       12,916        12,526      12,837      10,208       15,031       17,786

Information Presented by Fiscal Year as of December 31

Average Annual Total Return
for the periods ended December 31, 2004

                                                                Since Inception
                           One Year         Five Years            11/25/1998
--------------------------------------------------------------------------------
Retirement Shares**         25.74%            9.12%                 14.75%
Russell 2000*               18.33%            6.61%                  9.90%

 *The Russell 2000 is an unmanaged index that measures the performance of small companies. The Russell 2000 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results.
**Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
--------------------------------------------------------------------------------

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


TOP TEN HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
DECEMBER 31, 2004

--------------------------------------------------------------------------------
                                                                    % of Net
                                                                     Assets
--------------------------------------------------------------------------------
Wynn Resorts, Ltd.                                                     5.5%
AMERIGROUP Corp.                                                       3.8%
Kerzner Intl., Ltd.                                                    3.0%
First Marblehead Corp.                                                 2.4%
ChoicePoint, Inc.                                                      2.3%
Chicago Mercantile Exchange Holdings, Inc.                             2.3%
Edwards Lifesciences Corp.                                             2.2%
Four Seasons Hotels, Inc.                                              2.0%
Encore Acquisition Co.                                                 1.9%
Community Health Systems, Inc.                                         1.8%
                                                                      =====
                                                                      27.2%
                                                                      =====


[Pie Chart]

            TOP TEN INDUSTRY GROUPS
            AS OF DECEMBER 31, 2004
        (AS A PERCENTAGE OF NET ASSETS)

Recreation and Resorts                       13.0%
Retail                                        9.4%
Education                                     5.6%
Healthcare Services - Insurance               5.5%
Healthcare Facilities                         5.0%
Energy Services                               4.9%
Financial Services - Brokerage & Exchange     4.1%
Restaurants                                   4.0%
Real Estate Services                          3.9%
Media                                         3.8%
Other                                        34.7%
Cash and cash equivalents                     6.1%

--------------------------------------------------------------------------------
Management Discussion of Fund Performance

Baron Capital Asset Fund's performance in the year ended December 31, 2004 was strong. The Fund gained 25.64%* and significantly outperformed the Russell 2000, an unmanaged index of small cap stocks, which gained 18.33% in the year ending December 31, 2004. The Fund has significantly outperformed the Russell 2000 since its inception in October 1998 (see graph).

The Fund's performance was not uniform across the year. The Fund experienced a strong first quarter, +7.85%, a strong fourth quarter, +15.25%, and was virtually unchanged in the middle of the year. The Fund's relative performance was consistent across the year. The Fund performed better than the Russell 2000 in each and every quarter.

The Fund's performance was not uniform across sectors. The Fund's performance was led by its investments in Recreation & Resorts, Health Insurance, Hotels & Lodging and Brokerages. In addition, the Fund performed well with its investments in Financial Services, Education, Energy, Asset Management and Real Estate Investments. The Fund's performance was not significantly negatively impacted by its investments in any single sector.

In fiscal year 2005, the Fund will continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. We remain cautiously optimistic and are looking forward to a successful 2005.


--------------
*The inception date for the Insurance class shares was October 1, 1998. Performance results for the retirement class can be found in the financial highlights table on page 11 of this report.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

   As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   This Example is based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

ACTUAL EXPENSES

   The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN(1)


                                                               BEGINNING           ENDING         ANNUALIZED      EXPENSES
                                             ACTUAL TOTAL    ACCOUNT VALUE     ACCOUNT VALUE       EXPENSE      PAID DURING
                                                RETURN       JULY 1, 2004    DECEMBER 31, 2004      RATIOS     THE PERIOD(2)
                                             ------------    -------------   -----------------    ----------   -------------
BARON CAPITAL ASSET FUND -- INSURANCE
  SHARES                                         14.91%         $1,000             $1,149            1.35%         $7.29
BARON CAPITAL ASSET FUND -- RETIREMENT
  SHARES                                         14.91%          1,000              1,149            1.25%          6.75


---------------
(1) For the six months ended December 31, 2004. Assumes all reinvestment of dividends and capital gain distributions, if any.
(2) Expenses are equal to each Class' respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN(1)


                                             HYPOTHETICAL      BEGINNING           ENDING         ANNUALIZED      EXPENSES
                                              ANNUALIZED     ACCOUNT VALUE     ACCOUNT VALUE       EXPENSE      PAID DURING
                                             TOTAL RETURN    JULY 1, 2004    DECEMBER 31, 2004      RATIOS     THE PERIOD(2)
                                             ------------    -------------   -----------------    ----------   -------------
BARON CAPITAL ASSET FUND -- INSURANCE
  SHARES                                         5.00%          $1,000             $1,018            1.35%         $6.85
BARON CAPITAL ASSET FUND -- RETIREMENT
  SHARES                                         5.00%           1,000              1,019            1.25%          6.34

---------------
(1) For the six months ended December 31, 2004.
(2) Expenses are equal to each Class' respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
DECEMBER 31, 2004

  Shares                                            Cost           Value
---------------------------------------------------------------------------
COMMON STOCKS (93.87%)

            ADVERTISING SERVICES (0.80%)
  35,000    Getty Images, Inc.*                  $   969,056    $ 2,409,750
            APPAREL (1.63%)
 145,000    Carter's, Inc.*                        4,011,193      4,928,550
            BUILDING MACHINERY (0.43%)
  35,000    Tractor Supply Co.*                    1,256,759      1,302,350
            BUSINESS SERVICES (3.48%)
 150,000    ChoicePoint, Inc.*                     2,956,376      6,898,500
  60,000    Equinix, Inc.*                         1,765,941      2,564,400
  50,000    Gevity HR, Inc.                          884,232      1,028,000
                                                 -----------    -----------
                                                   5,606,549     10,490,900
            CHEMICAL (1.50%)
 150,000    Symyx Technologies, Inc.*              2,311,412      4,512,000
            COMMUNICATIONS (0.46%)
  75,000    American Tower Corp., Cl A*              767,700      1,380,000
            CONSULTING (1.29%)
 104,000    Hewitt Associates, Inc.*               2,594,501      3,329,040
  30,000    LECG Corp.*                              633,273        559,500
                                                 -----------    -----------
                                                   3,227,774      3,888,540
            EDUCATION (5.62%)
 275,000    DeVry, Inc.*                           4,715,364      4,774,000
 120,000    Education Mgmt. Corp.*                 1,579,892      3,961,200
  40,000    Strayer Education, Inc.                3,707,016      4,391,600
 100,000    Universal Technical Institute,
            Inc.*                                  3,039,862      3,812,000
                                                 -----------    -----------
                                                  13,042,134     16,938,800
            ENERGY SERVICES (4.87%)
 160,000    Encore Acquisition Co.*                3,991,417      5,585,600
 130,000    FMC Technologies, Inc.*                2,856,584      4,186,000
  60,000    Harvest Natural Resources, Inc.*       1,031,596      1,036,200
  50,000    Seacor Holdings, Inc.*                 2,199,397      2,670,000
  40,000    Whiting Petroleum Corp.*               1,250,169      1,210,000
                                                 -----------    -----------
                                                  11,329,163     14,687,800
            FINANCIAL SERVICES --
            ASSET MANAGEMENT (2.61%)
  50,000    BlackRock, Inc., Cl A                  1,746,872      3,863,000
  50,000    Cohen & Steers, Inc.                     675,866        812,500
  35,000    Eaton Vance Corp.                      1,195,374      1,825,250
  28,000    Gabelli Asset Mgmt., Inc., Cl A          749,602      1,358,560
                                                 -----------    -----------
                                                   4,367,714      7,859,310
            FINANCIAL SERVICES --
            BANKING (1.23%)
  70,000    First Republic Bank                    3,287,788      3,710,000
            FINANCIAL SERVICES --
            BROKERAGE & EXCHANGE (4.07%)
  30,000    Chicago Mercantile Exchange
            Holdings, Inc.                         2,108,555      6,861,000
  80,000    eSpeed, Inc., Cl A*                    1,306,788        989,600
 110,000    Jefferies Group, Inc.                  2,329,142      4,430,800
                                                 -----------    -----------
                                                   5,744,485     12,281,400
            FINANCIAL SERVICES --
            INSURANCE (2.51%)
 125,000    Arch Capital Group, Ltd.*              3,560,978      4,837,500
 100,000    Axis Capital Holdings, Ltd.            2,565,940      2,736,000
                                                 -----------    -----------
                                                   6,126,918      7,573,500
            FINANCIAL SERVICES --
            MISCELLANEOUS (3.43%)
  80,000    CheckFree Corp.*                       1,851,528      3,046,400
 130,000    First Marblehead Corp.*                3,902,611      7,312,500
                                                 -----------    -----------
                                                   5,754,139     10,358,900
            GOVERNMENT SERVICES (1.39%)
 100,000    Anteon Intl., Corp.*                   2,958,017      4,186,000
            HEALTHCARE FACILITIES (5.04%)
 200,000    Community Health Systems, Inc.*        5,082,746      5,576,000
 130,000    Manor Care, Inc.                       1,533,228      4,605,900
 120,000    United Surgical Partners Intl.,
            Inc.*                                  2,639,999      5,004,000
                                                 -----------    -----------
                                                   9,255,973     15,185,900

  Shares                                              Cost         Value
---------------------------------------------------------------------------
            HEALTHCARE PRODUCTS (2.75%)
  80,000    DepoMed, Inc.*                        $   511,241   $   432,000
 160,000    Edwards Lifesciences Corp.*             4,951,069     6,601,600
  20,000    INAMED Corp.*                             949,685     1,265,000
                                                   ----------    ----------
                                                    6,411,995     8,298,600
            HEALTHCARE SERVICES (2.05%)
  90,000    Charles River Laboratories Intl.,
            Inc.*                                   2,661,552     4,140,900
 150,000    Odyssey Healthcare, Inc.*               2,281,177     2,052,000
                                                   ----------    ----------
                                                    4,942,729     6,192,900
            HEALTHCARE SERVICES -- INSURANCE
            (5.46%)
 150,000    AMERIGROUP Corp.*                       6,585,169    11,349,000
 180,000    Centene Corp.*                          1,616,961     5,103,000
                                                   ----------    ----------
                                                    8,202,130    16,452,000
            HOME BUILDING (1.22%)
  20,000    Beazer Homes USA, Inc.                  2,524,118     2,924,200
  15,000    Hovnanian Enterprises, Inc.*              608,559       742,800
                                                   ----------    ----------
                                                    3,132,677     3,667,000
            HOTELS AND LODGING (3.77%)
  90,000    Choice Hotels Intl., Inc.               1,434,408     5,220,000
  75,000    Four Seasons Hotels, Inc.               2,350,235     6,134,250
                                                   ----------    ----------
                                                    3,784,643    11,354,250
            MEDIA (3.81%)
  56,600    Citadel Broadcasting Corp.*               956,673       915,788
  75,000    Cumulus Media, Inc.*                    1,331,087     1,131,000
 150,000    Gray Television, Inc.                   1,288,675     2,325,000
 160,000    LIN TV Corp., Cl A*                     3,565,618     3,056,000
  25,000    Radio One, Inc., Cl A*                    538,472       402,500
  70,000    Radio One, Inc., Cl D*                    804,217     1,128,400
 150,000    Saga Comm., Inc., Cl A*                 2,045,920     2,527,500
                                                   ----------    ----------
                                                   10,530,662    11,486,188
            REAL ESTATE SERVICES (3.91%)
   5,000    Alexander's, Inc.*                        360,140     1,075,000
 125,000    CB Richard Ellis Group, Inc.*           2,416,019     4,193,750
  80,000    CoStar Group, Inc.*                     3,342,729     3,694,400
  30,000    LNR Property Corp.                      1,051,750     1,887,300
  75,000    Spirit Finance Corp.*                     861,086       948,750
                                                   ----------    ----------
                                                    8,031,724    11,799,200
            RECREATION AND RESORTS (12.98%)
  80,000    Ameristar Casinos, Inc.                 2,639,963     3,448,800
  60,000    Gaylord Entertainment Co.*              1,749,591     2,491,800
 160,000    Isle of Capri Casinos, Inc.*            3,202,653     4,104,000
 150,000    Kerzner Intl., Ltd.*                    3,080,175     9,007,500
 150,000    Vail Resorts, Inc.*                     2,560,573     3,363,000
 250,000    Wynn Resorts, Ltd.*                     3,249,047    16,730,000
                                                   ----------    ----------
                                                   16,482,002    39,145,100
            RESTAURANTS (4.01%)
  60,000    Panera Bread Co., Cl A*                 2,120,752     2,419,200
  85,000    P.F. Chang's China Bistro, Inc.*        4,062,639     4,789,750
 150,000    The Cheesecake Factory, Inc.*           3,318,292     4,870,500
                                                   ----------    ----------
                                                    9,501,683    12,079,450
            RETAIL (9.41%)
 125,000    Blue Nile, Inc.*                        3,935,480     3,452,500
 150,000    Cabela's, Inc.*                         3,779,700     3,411,000
 160,000    CarMax, Inc.*                           3,439,405     4,968,000
  80,000    Dick's Sporting Goods, Inc.*            2,796,123     2,812,000
 100,000    Dollar Tree Stores, Inc.*               2,160,609     2,868,000
  60,000    Ethan Allen Interiors, Inc.             1,438,292     2,401,200
  61,000    Petco Animal Supplies, Inc.*            1,130,994     2,408,280
 100,000    Polo Ralph Lauren Corp., Cl A           1,644,220     4,260,000
 100,000    Select Comfort Corp.*                   2,331,990     1,794,000
                                                   ----------    ----------
                                                   22,656,813    28,374,980
            SOFTWARE (0.93%)
  55,000    Kronos, Inc.*                             969,752     2,812,150


                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
---------------------------------------------------------------------------
DECEMBER 31, 2004

  Shares                                            Cost           Value
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

            TRANSPORTATION (2.21%)
 125,000    Genesee & Wyoming, Inc.*             $  2,983,886   $  3,516,250
  40,000    JetBlue Airways Corp.*                    724,940        928,800
  30,000    Landstar System, Inc.*                  1,452,668      2,209,200
                                                 ------------   ------------
                                                    5,161,494      6,654,250
            UTILITY SERVICES (1.00%)
 126,000    Southern Union Co.*                     1,678,941      3,021,480
                                                 ------------   ------------
TOTAL COMMON STOCKS                               181,504,019    283,031,248
                                                 ------------   ------------


    Principal
       Amount
 ---------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (5.84%)

 $ 17,599,999   Citicorp. 2.00% due 1/03/2005      17,599,999     17,599,999
                                                 ------------   ------------
TOTAL INVESTMENTS (99.71%)
                                                 $199,104,018    300,631,247
                                                 ============   ------------
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.29%)                                            865,456
                                                                ------------
NET ASSETS (100.00%)
                                                                $301,496,703
                                                                ============
NET ASSET VALUE PER SHARE
INSURANCE SHARES:
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE (BASED ON NET ASSETS OF
$296,617,132 AND 10,964,125 SHARES
OUTSTANDING)                                                    $      27.05
                                                                ============
RETIREMENT SHARES:
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE (BASED ON NET ASSETS OF
$4,879,571 AND 178,326 SHARES OUTSTANDING)                      $      27.36
                                                                ============


---------------
%   Represents percentage of net assets
*   Non-income producing securities








                       See Notes to Financial Statements.
                                       6

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2004

      ASSETS:
        Investments in securities, at value (Cost $199,104,018)........   $300,631,247
        Cash...........................................................        256,875
        Dividends and interest receivable..............................         61,891
        Receivable for shares sold.....................................        816,414
        Due from adviser...............................................         13,295
                                                                          ------------
                                                                           301,779,722
                                                                          ------------
      LIABILITIES:
        Payable for securities purchased...............................         61,957
        Payable for shares redeemed....................................        111,338
        Accrued expenses and other payables............................        109,724
                                                                          ------------
                                                                               283,019
                                                                          ------------
      NET ASSETS ......................................................   $301,496,703
                                                                          ============
      NET ASSETS CONSIST OF:
        Capital paid-in................................................   $212,257,251
        Accumulated net realized loss..................................    (12,287,777)
        Net unrealized appreciation on investments.....................    101,527,229
                                                                          ------------
      NET ASSETS ......................................................   $301,496,703
                                                                          ============
      NET ASSET VALUE PER SHARE
      INSURANCE SHARES
        Net asset value, offering and redemption price per share (based on net assets of $296,617,132 and 10,964,125 shares
         outstanding) .................................................   $      27.05
                                                                          ============
      RETIREMENT SHARES
        Net asset value, offering and redemption price per share (based
         on net assets of $4,879,571 and 178,326 shares outstanding) ..   $      27.36
                                                                          ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2004

      INVESTMENT INCOME:
        INCOME:
         Interest ......................................................   $   158,132
         Dividends .....................................................       754,556
                                                                           -----------
         Total income ..................................................       912,688
                                                                           -----------
        EXPENSES:
         Investment advisory fees ......................................     2,284,042
         Distribution fees -- Insurance Shares .........................       561,533
         Shareholder servicing agent fees -- Insurance Shares ..........        41,892
         Shareholder servicing agent fees -- Retirement Shares .........        10,995
         Reports to shareholders -- Insurance Shares ...................        88,672
         Reports to shareholders -- Retirement Shares ..................         1,191
         Custodian fees ................................................        11,397
         Registration and filing fees -- Insurance Shares ..............        40,106
         Registration and filing fees -- Retirement Shares .............        10,229
         Professional fees .............................................        45,000
         Trustee fees ..................................................        15,627
         Miscellaneous .................................................         4,649
                                                                           -----------
         Total expenses ................................................     3,115,333
         Less: expense reimbursement by investment adviser .............       (13,295)
                                                                           -----------
         Net expenses ..................................................     3,102,038
                                                                           -----------
         Net investment loss ...........................................    (2,189,350)
                                                                           -----------
        REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
         Net realized gain on investments sold .........................    11,367,692
         Change in net unrealized appreciation of investments ..........    45,587,933
                                                                           -----------
         Net gain on investments .......................................    56,955,625
                                                                           -----------
         Net increase in net assets resulting from operations ..........   $54,766,275
                                                                           ===========

                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                   FOR THE              FOR THE
                                                  YEAR ENDED          YEAR ENDED
                                              DECEMBER 31, 2004    DECEMBER 31, 2003
                                              -----------------    -----------------
    INCREASE (DECREASE) IN NET ASSETS:
    OPERATIONS:
      Net investment loss .................      $ (2,189,350)       $ (1,847,749)
      Net realized gain (loss) on
        investments sold ..................        11,367,692          (2,009,146)
      Change in net unrealized
        appreciation on investments .......        45,587,933          42,721,754
                                                 ------------        ------------
      Increase in net assets resulting
        from operations ...................        54,766,275          38,864,859
                                                 ------------        ------------
    CAPITAL SHARE TRANSACTIONS:
     INSURANCE SHARES:
      Proceeds from the sale of shares ....        98,825,643          34,243,873
      Cost of shares redeemed .............       (32,183,851)        (21,870,685)
     RETIREMENT SHARES:
      Proceeds from the sale of shares ....                 0             450,000
      Cost of shares redeemed .............                 0                   0
                                                 ------------        ------------
      Increase in net assets derived from
        capital share transactions ........        66,641,792          12,823,188
                                                 ------------        ------------
      Net increase in net assets ..........       121,408,067          51,688,047
                                                 ------------        ------------
    NET ASSETS:
      Beginning of year ...................       180,088,636         128,400,589
                                                 ------------        ------------
      End of year .........................      $301,496,703        $180,088,636
                                                 ============        ============
    SHARES OF BENEFICIAL INTEREST:
     INSURANCE SHARES:
      Shares sold .........................         4,180,350           1,802,255
      Shares redeemed .....................        (1,400,331)         (1,218,230)
                                                 ------------        ------------
      Net increase in Insurance Shares
        outstanding .......................         2,780,019             584,025
                                                 ============        ============
     RETIREMENT SHARES:
      Shares sold .........................                 0              24,780
      Shares redeemed .....................                 0                   0
                                                 ------------        ------------
      Net increase in Retirement Shares
        outstanding .......................                 0              24,780
                                                 ============        ============




                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) ORGANIZATION.

Baron Capital Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust currently consists of one series, Baron Capital Asset Fund (the "Fund"). There are currently two classes of shares: the Insurance Shares and the Retirement Shares. The Insurance Shares are offered in connection with variable annuity contracts and variable life insurance contracts offered by life insurance companies. The Retirement Shares are offered to certain qualified retirement plans. At December 31, 2004, 81% of the Fund shares were sold through one insurance company. Each class of shares has equal rights as to earnings and assets except that each class bears different expenses for distribution, shareholder service, reports to shareholders and registration and filing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The Fund's objective is capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(c) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(d) DISTRIBUTIONS. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. For the year ended December 31, 2004, the following amounts were reclassified for federal income tax purposes:

                   UNDISTRIBUTED
               NET INVESTMENT INCOME                 CAPITAL-PAID-IN
               ---------------------                 ---------------
                     $2,189,350                        $(2,189,350)

(e) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(3) PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2004,  purchases and sales of securities,  other
than   short-term   securities,   aggregated   $112,344,548   and   $64,505,775,
respectively.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

(a) INVESTMENT ADVISORY FEES. BAMCO, Inc., (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.25% of the average net assets for the Retirement Shares and for the Insurance Shares, 1.5% for the first $250 million of average net assets; 1.35% for the next $250 million of average net assets and 1.25% for average net assets over $500 million.

(b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Insurance Shares pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of average daily net assets of the Insurance Shares.

Brokerage transactions for the Fund may be effected by or through BCI. During the year ended December 31, 2004, BCI earned gross brokerage commissions of $140,917.

(c) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his/ her services as a Trustee of the Trust. None of the Fund's officers received compensation from the Fund.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

(5) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Cost of investments .............................................   $199,831,764
                                                                    ============
Gross tax unrealized appreciation ...............................    104,944,618
Gross tax unrealized depreciation ...............................     (4,145,135)
                                                                    ------------
Net tax unrealized appreciation .................................   $100,799,483
                                                                    ============


At December 31, 2004, the Fund had capital loss carryforwards expiring as follows:

    2010 ........................................................   $ (8,262,214)
    2011 ........................................................     (3,297,816)
                                                                    ------------
                                                                    $(11,560,030)
                                                                    ============


During the year ended December 31, 2004, Baron Capital Asset Fund utilized $11,712,595 capital loss carryforward.

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, and net operating losses.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

(6) FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each year:
--------------------------------------------------------------------------------

INSURANCE SHARES:

                                                                         YEAR ENDED DECEMBER 31,
                                            2004         2003          2002         2001          2000        1999        1998*
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
NET ASSET VALUE, BEGINNING OF YEAR.....  $    21.53   $    16.56    $    19.30   $    17.26    $   17.77    $   13.25   $  10.00
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)...........       (0.20)       (0.22)        (0.19)       (0.18)       (0.16)       (0.06)      0.02
Net realized and unrealized gains
  (losses) on investments..............        5.72         5.19         (2.55)        2.31        (0.31)        4.78       3.23
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
TOTAL FROM INVESTMENT OPERATIONS.......        5.52         4.97         (2.74)        2.13        (0.47)        4.72       3.25
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
LESS DISTRIBUTIONS
Dividends from net investment income...        0.00         0.00          0.00         0.00         0.00        (0.01)      0.00
Distributions from net realized gains..        0.00         0.00          0.00        (0.09)       (0.04)       (0.19)      0.00
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
TOTAL DISTRIBUTIONS....................        0.00         0.00          0.00        (0.09)       (0.04)       (0.20)      0.00
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
NET ASSET VALUE, END OF YEAR...........  $    27.05   $    21.53    $    16.56   $    19.30    $   17.26    $   17.77   $  13.25
                                         ==========   ==========    ==========   ==========    =========    =========   ========
TOTAL RETURN...........................        25.6%        30.0%        (14.2%)       12.3%#       (2.7%)#      35.8%#     32.5%+#
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of year.  $296,617.1   $176,208.0    $125,835.9   $112,983.3    $60,412.2    $31,238.7   $  806.3
Ratio of total expenses to average
  net assets...........................        1.36%        1.44%         1.42%        1.59%        1.66%        1.88%      7.62%**
Less: Expense reimbursement by
  investment adviser...................        0.00%        0.00%         0.00%       (0.09%)      (0.16%)      (0.38%)    (6.17%)**
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
Ratio of net expenses to average net
  assets...............................        1.36%        1.44%         1.42%        1.50%        1.50%        1.50%      1.45%**
                                         ==========   ==========    ==========   ==========    =========    =========   ========
Ratio of net investment income (loss)
  to average net assets................       (0.96%)      (1.28%)       (1.05%)      (1.18%)      (1.02%)      (0.78%)     0.99%**
Portfolio turnover rate................       29.74%       28.08%        33.01%       31.85%       39.38%       37.18%     37.11%+

RETIREMENT SHARES:

                                                                         YEAR ENDED DECEMBER 31,
                                            2004         2003          2002         2001          2000        1999        1998@
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
NET ASSET VALUE, BEGINNING OF YEAR.....  $    21.76   $    16.70    $    19.43   $    17.34    $   17.81    $   13.26   $  12.06
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)...........       (0.20)       (0.19)        (0.17)       (0.16)       (0.14)       (0.04)      0.02
Net realized and unrealized gains
  (losses) on investments..............        5.80         5.25         (2.56)        2.34        (0.29)        4.79       1.18
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
TOTAL FROM INVESTMENT OPERATIONS.......        5.60         5.06         (2.73)        2.18        (0.43)        4.75       1.20
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
LESS DISTRIBUTIONS
Dividends from net investment income...        0.00         0.00          0.00         0.00         0.00        (0.01)      0.00
Distributions from net realized gains..        0.00         0.00          0.00        (0.09)       (0.04)       (0.19)      0.00
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
TOTAL DISTRIBUTIONS....................        0.00         0.00          0.00        (0.09)       (0.04)       (0.20)      0.00
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
NET ASSET VALUE, END OF YEAR...........  $    27.36   $    21.76    $    16.70   $    19.43    $   17.34    $   17.81   $  13.26
                                         ==========   ==========    ==========   ==========    =========    =========   ========
TOTAL RETURN#                                  25.7%        30.3%        (14.1%)       12.6%        (2.4%)       36.0%      10.0%+
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of year.  $  4,879.6   $  3,880.7    $  2,564.7   $  3,943.6    $ 3,502.5    $ 3,590.0   $2,638.5
Ratio of total expenses to average net
  assets...............................        1.56%        1.97%         2.06%        2.16%        1.76%        1.62%      7.38%**
Less: Expense reimbursement by
  investment adviser...................       (0.31%)      (0.72%)       (0.81%)      (0.91%)      (0.51%)      (0.38%)    (6.17%)**
                                         ----------   ----------    ----------   ----------    ---------    ---------   --------
Ratio of net expenses to average net
  assets...............................        1.25%        1.25%         1.25%        1.25%        1.25%        1.24%      1.21%**
                                         ==========   ==========    ==========   ==========    =========    =========   ========
Ratio of net investment income (loss)
  to average net assets................       (0.85%)      (1.08%)       (0.86%)      (0.89%)      (0.77%)      (0.28%)     1.34%**
Portfolio turnover rate................       29.74%       28.08%        33.01%       31.85%       39.38%       37.18%     37.11%+
------------------------------------------------------------------------------------------------------------------------------------

 * For the period October 1, 1998 (commencement of operations) to December 31, 1998.
@   For the period November 25, 1998 (commencement of operations) to
    December 31, 1998.
**  Annualized.
# The total returns would have been lower had certain expenses not been reduced during the periods shown.
+   Not annualized.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


-------------------------

TO THE BOARD OF TRUSTEES
AND SHAREHOLDERS OF BARON
CAPITAL ASSET FUND
-------------------------

In our opinion, the accompanying statements of assets and liabilities and statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baron Capital Asset Fund (the "Fund"), at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers, LLP
New York, New York
February 11, 2005

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of the Funds. The following table lists the Trustees and executive officers of the Funds, their date of birth, current positions held with the Funds, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Funds are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for the Fund.

INTERESTED TRUSTEES

                                       POSITION(S)
                                       HELD WITH                LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH          THE FUNDS                TIME SERVED      DURING THE PAST FIVE YEARS
-----------------------------          ---------                -----------      --------------------------
Ronald Baron *+                        President, Chief         7 years          Chairman, CEO, and Director, Baron
767 Fifth Avenue                       Executive Officer,                        Capital, Inc. (1982-Present), Baron
New York, NY 10153                     Chief Investment                          Capital Management, Inc. (1983-Present),
DOB: May 23, 1943                      Officer, Trustee and                      Baron Capital Group, Inc. (1984-Present),
                                       Portfolio Manager                         BAMCO, Inc. (1987-Present); Portfolio
                                                                                 Manager, Baron Asset Fund (1987-Present),
                                                                                 Baron Growth Fund (1995-Present);
                                                                                 President (2004-Present), Chairman (1999-
                                                                                 2004), CIO and Trustee (1987-Present),
                                                                                 Baron Investment Funds Trust; President
                                                                                 (2004-Present), Chairman (1997-2004), CIO
                                                                                 and Trustee (1997-Present), Baron Funds
                                                                                 Trust; President (2004-Present), Chairman
                                                                                 (2003-2004), CIO and Trustee (2003-
                                                                                 Present), Baron Select Funds.
Linda S. Martinson*+                   Vice President,          7 years          General Counsel, Vice President and
767 Fifth Avenue                       Secretary, General                        Secretary, Baron Capital, Inc. (1983-
New York, NY 10153                     Counsel and Trustee                       Present), BAMCO, Inc. (1987-Present),
DOB: February 22, 1955                                                           Baron Capital Group, Inc. (1984-Present),
                                                                                 Baron Capital Management, Inc. (1983-
                                                                                 Present); Vice President, Secretary,
                                                                                 General Counsel and Trustee, Baron
                                                                                 Investment Funds Trust (1987-Present);
                                                                                 Vice President, Secretary, General Counsel
                                                                                 and Trustee, Baron Capital Funds Trust
                                                                                 (1997-Present); Vice President, General
                                                                                 Counsel, Secretary and Trustee, Baron
                                                                                 Select Funds (2003-Present).


                                       OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH          HELD BY THE TRUSTEE
-----------------------------          -------------------
Ronald Baron *+                        None outside the Baron Funds
767 Fifth Avenue                       Complex.
New York, NY 10153
DOB: May 23, 1943

Linda S. Martinson*+                   None outside the Baron Funds
767 Fifth Avenue                       Complex.
New York, NY 10153
DOB: February 22, 1955

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

INTERESTED TRUSTEES

                                       POSITION(S)
                                       HELD WITH                LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH          THE FUNDS                TIME SERVED      DURING THE PAST FIVE YEARS
-----------------------------          ---------                -----------      --------------------------
Morty Schaja*+                         Executive Vice           7 years          President and Chief Operating Officer,
767 Fifth Avenue                       President, Chief                          Baron Capital, Inc. (1999-Present); Senior
New York, NY 10153                     Operating Officer and                     Vice President and Chief Operating
DOB: October 30, 1954                  Trustee                                   Officer, Baron Capital, Inc. (1997-1999);
                                                                                 Managing Director, Vice President, Baron
                                                                                 Capital, Inc. (1991-1999); and Director,
                                                                                 Baron Capital Group, Inc., Baron Capital
                                                                                 Management, Inc., and BAMCO, Inc. (1997-
                                                                                 Present); Executive Vice President (2004-
                                                                                 Present), President (1999-2004), COO
                                                                                 (1999-Present) and Trustee (1996-Present),
                                                                                 Baron Investment Funds Trust; Executive
                                                                                 Vice President (2004-Present), President
                                                                                 (1999-2004), COO (1999-Present) and
                                                                                 Trustee (1997-Present) Baron Capital Funds
                                                                                 Trust; Executive Vice President (2004-
                                                                                 Present), President, COO and Trustee
                                                                                 (2003-Present), Baron Select Funds.


                                       OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH          HELD BY THE TRUSTEE
-----------------------------          -------------------
Morty Schaja*+                         None outside the Baron Funds
767 Fifth Avenue                       Complex.
New York, NY 10153
DOB: October 30, 1954


DISINTERESTED TRUSTEES

                                       POSITION(S)
                                       HELD WITH                LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH          THE FUNDS                TIME SERVED      DURING THE PAST FIVE YEARS
-----------------------------          ---------                -----------      --------------------------
Steven B. Dodge^**                     Trustee                  Elected          CEO, Windover Development Corporation
239 Summer Street                                               10/22/04         (2004-Present) (private real estate
Manchester, MA 01944                                                             development company); Founder and
DOB: July 12, 1945                                                               Chairman, American Tower Corporation
                                                                                 (1998-Present); Founder, Chairman and CEO,
                                                                                 American Radio Systems (1988-1998);
                                                                                 Founder, Chairman and CEO, American
                                                                                 Cablesystems (1978-1988); Chairman of
                                                                                 Audit Committee, member of executive and
                                                                                 Special Independent Committees, Sotheby's
                                                                                 Holdings, Inc. (2000-Present); Chairman of
                                                                                 Audit Committee, Nextel Partners, Inc.
                                                                                 (2000-Present).


                                       OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH          HELD BY THE TRUSTEE
-----------------------------          -------------------
Steven B. Dodge^**                     Chairman of the Audit Committee,
239 Summer Street                      Member of Executive and Special
Manchester, MA 01944                   Independent
DOB: July 12, 1945                     Committees,
                                       Sotheby's Holdings, Inc. (2000-
                                       Present);
                                       Chairman of Audit Committee,
                                       Nextel Partners, Inc.
                                       (2000-Present)

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

                                       POSITION(S)
                                       HELD WITH                LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH          THE FUNDS                TIME SERVED      DURING THE PAST FIVE YEARS
-----------------------------          ---------                -----------      --------------------------
Norman S. Edelcup(+)^**                Trustee                  7 years          Senior Vice President and Director,
244 Atlantic Isles                                                               Florida Savings Bancorp (2001-Present);
Sunny Isles Beach, FL 33160                                                      Mayor (October 2003-Present),
DOB: May 8, 1935                                                                 Commissioner, Sunny Isles Beach, Florida
                                                                                 (2001-2003); Senior Vice President, Item
                                                                                 Processing of America (1999-2000) (a
                                                                                 subsidiary of The Intercept Group);
                                                                                 Chairman, Item Processing of America
                                                                                 (1989-1999) (a financial institution
                                                                                 service bureau); Director, Valhi, Inc.
                                                                                 (1975-Present) (diversified company);
                                                                                 Director, Artistic Greetings, Inc. (1985-
                                                                                 1998); Trustee (1987-Present), Baron
                                                                                 Investment Funds Trust; Trustee (1997-
                                                                                 Present), Baron Capital Funds Trust;
                                                                                 Trustee (2003-Present) Baron Select Funds.
David I. Fuente^**                     Trustee                  Elected          Director (1987-Present), Chairman (1987-
701 Tern Point Circle                                           10/22/04         2001) and CEO (1987-2000) Office Depot;
Boca Raton, FL 33431                                                             Director, Ryder Systems, Inc. (1998-
DOB: September 10, 1945                                                          Present); Director, Dick's Sporting Goods,
                                                                                 Inc. (1993-Present).
Charles N. Mathewson^**                Chairman and Trustee     7 years;         Chairman Emeritus (October 2003-Present),
9295 Prototype Road                                             Elected as       Chairman, International Game Technology,
Reno, NV 89521                                                  Chairman         Inc. (1986-2003) (manufacturer of
DOB: June 12, 1928                                              08/04            microprocessor-controlled gaming machines
                                                                                 and monitoring systems); Chairman,
                                                                                 American Gaming Association (1994-2002);
                                                                                 Chairman (2004-Present) Trustee (1987-
                                                                                 Present) Baron Investment Funds Trust;
                                                                                 Chairman (2004-Present), Trustee (1997-
                                                                                 Present) Baron Capital Funds Trust;
                                                                                 Chairman (2004-Present) Trustee (2003-
                                                                                 Present) Baron Select Funds.


                                       OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH          HELD BY THE TRUSTEE
-----------------------------          -------------------
Norman S. Edelcup(+)^**                Director, Florida Savings
244 Atlantic Isles                     Bancorp (2001-Present);
Sunny Isles Beach, FL 33160            Director, Valhi, Inc. (1975-
DOB: May 8, 1935                       Present) (diversified company).

David I. Fuente^**                     Director (1987-Present) Office
701 Tern Point Circle                  Depot; Director, Ryder System,
Boca Raton, FL 33431                   Inc. (1998-Present); Director,
DOB: September 10, 1945                Dick's Sporting Goods, Inc.
                                       (1993-Present).
Charles N. Mathewson^**                None outside the Baron Funds
9295 Prototype Road                    Complex.
Reno, NV 89521
DOB: June 12, 1928

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


DISINTERESTED TRUSTEES

                                       POSITION(S)
                                       HELD WITH                LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH          THE FUNDS                TIME SERVED      DURING THE PAST FIVE YEARS
-----------------------------          ---------                -----------      --------------------------
Harold W. Milner^**                    Trustee                  7 years          Retired; President and CEO, Kahler Realty
2293 Morningstar Drive                                                           Corporation (1985-1997) (hotel ownership
Park City, UT 84060                                                              and management); Trustee (1987-Present)
DOB: November 11, 1934                                                           Baron Investment Funds Trust; Trustee
                                                                                 (1997-Present) Baron Capital Funds Trust;
                                                                                 Trustee (2003-Present) Baron Select Funds.
Raymond Noveck+(+)^**                  Trustee                  7 years          Private Investor (1999-Present);
31 Karen Road                                                                    President, The Medical Information Line,
Waban, MA 02168                                                                  Inc. (1997-1998) (health care
DOB: May 4, 1943                                                                 information); President, Strategic
                                                                                 Systems, Inc. (1990-1997) (health care
                                                                                 information); Director, Horizon/CMS
                                                                                 Healthcare Corporation (1987-1997);
                                                                                 Trustee (1987-Present) Baron Investment
                                                                                 Funds Trust; Trustee (1997-Present) Baron
                                                                                 Capital Funds Trust; Trustee (2003-
                                                                                 Present) Baron Select Funds.
David A. Silverman, MD^**              Trustee                  7 years          Physician and Faculty, New York University
146 Central Park West                                                            School of Medicine (1976-Present) Trustee
New York, NY 10024                                                               (1987-Present) Baron Investment Funds
DOB: March 14, 1950                                                              Trust; Trustee (1997-Present) Baron
                                                                                 Capital Funds Trust; Trustee (2003-
                                                                                 Present) Baron Select Funds.


                                       OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH          HELD BY THE TRUSTEE
-----------------------------          -------------------
Harold W. Milner^**                    None outside the Baron Funds
2293 Morningstar Drive                 Complex.
Park City, UT 84060
DOB: November 11, 1934

Raymond Noveck+(+)^**                  None outside the Baron Funds
31 Karen Road                          Complex.
Waban, MA 02168
DOB: May 4, 1943

David A. Silverman, MD^**              Director, New York Blood Center
146 Central Park West                  (1999-Present).
New York, NY 10024
DOB: March 14, 1950

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

OFFICERS OF THE FUNDS


                                         POSITION(S) HELD         LENGTH OF        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS & DATE OF BIRTH            WITH THE FUNDS           TIME SERVED      DURING THE PAST FIVE YEARS
-----------------------------            --------------           -----------      --------------------------
Clifford Greenberg                       Senior Vice President    7 years          Senior Vice President, Baron Capital,
767 Fifth Avenue                         and Portfolio Manager                     Inc., Baron Capital Group, Inc., BAMCO,
New York, NY 10153                                                                 Inc., (2003-Present) (Vice President,
DOB: April 30, 1959                                                                1997-2003), Portfolio Manager, Baron Small
                                                                                   Cap Fund (1997-Present); General Partner,
                                                                                   HPB Associates, LP (1984-1996) (investment
                                                                                   partnership).
Andrew Peck                              Vice President and       2 years          Vice President and Co-Portfolio Manager,
767 Fifth Avenue                         Co-Portfolio Manager                      Baron Asset Fund (2003-Present), Analyst,
New York, NY 10153                                                                 Baron Capital, Inc. (1998-Present).
DOB: March 25, 1969

Susan Robbins                            Vice President           7 years          Senior Analyst, Vice President and
767 Fifth Avenue                                                                   Director, Baron Capital, Inc. (1982-
New York, NY 10153                                                                 Present), Baron Capital Management, Inc.
DOB: October 19, 1954                                                              (1984-Present).

Mitchell J. Rubin                        Vice President and       4 years          Vice President and Senior Analyst, Baron
767 Fifth Avenue                         Portfolio Manager                         Capital, Inc. (1997-Present), Portfolio
New York, NY 10153                                                                 Manager of Baron iOpportunity Fund (2000-
DOB: September 22, 1966                                                            Present); Portfolio Manager of Baron Fifth
                                                                                   Avenue Growth Fund (2004-Present).
Peggy C. Wong                            Treasurer and Chief      7 years          Treasurer and Chief Financial Officer,
767 Fifth Avenue                         Financial Officer                         Baron Capital, Inc., Baron Capital Group,
New York, NY 10153                                                                 Inc., BAMCO, Inc. and Baron Capital
DOB: April 30, 1961                                                                Management, Inc. (1987-Present).


                                         OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH            HELD BY THE TRUSTEE
-----------------------------            -------------------
Clifford Greenberg                       None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1959

Andrew Peck                              None
767 Fifth Avenue
New York, NY 10153
DOB: March 25, 1969

Susan Robbins                            None
767 Fifth Avenue
New York, NY 10153
DOB: October 19, 1954

Mitchell J. Rubin                        None
767 Fifth Avenue
New York, NY 10153
DOB: September 22, 1966

Peggy C. Wong                            None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1961


-------------------------------------------------------------------------------
* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Funds' Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
(+) Members of the Audit Committee.
^   Members of the Nominating Committee.
**  Members of the Independent Committee.

                      [This page intentionally left blank]

[registered logo]

B A R O N
C A P I T A L
F U N D S

 767 Fifth Avenue
  NY, NY 10153



                                                                           AR04

Item 2. Code of Ethics.

        Filed herewith pursuant to Item 10(a) (1) of Item 2 to Form N-CSR. The Funds will provide a copy of the Code of Ethics to any person without charge, upon written request to info@baronfunds.com or by calling 1-800-992-2766.

Item 3. Audit Committee Financial Expert.

          The Board of Trustees of the Fund has determined that Norman S. Edelcup, and Raymond Noveck, both members of the Audit Committee, possess the technical attributes identified in Instruction 2(b) of
          Item 3 to Form N-CSR to qualify as "Audit Committee Financial Expert" and has designated both Mr. Edelcup and Raymond Noveck as the Audit Committee's Financial Experts. Both Mr. Noveck and Mr. Edelcup is an "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

          The following table shows the fees paid to PricewaterhouseCoopers, LLP, the registrant's prinicpal accounting firm during the fiscal year January 1, 2004 to December 31, 2004 (a) for profesional services rendered for the audit of the registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees"), (b) for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees ("Audit-Related Fees"), (c) for professional services rendered for tax compliance, tax advice and tax planning ("Tax Fees"), and (d) for products and services provided by such accounting firm that are not included in (a), (b) or (c) above ("All Other Fees").

For the Fiscal Year Ended December 31, 2004:

                                  Audit Fees                    Tax Fees
                                  -----------                   ---------
Baron Capital Asset Fund          $29,958.00                    $5,000.00

     Pursuant to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and elvaluate the qualifications, independence and performance of the Fund's independent auditors.

Item 5.  Audit Committee of Listed Registrants.

     The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 6.  Schedule of Investments.

     Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        NOT APPLICABLE.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        NOT APPLICABLE.

Item 9. Submission of Matters to a Vote of Security Holders.

        NOT APPLICABLE.

Item 10. Controls and Procedures.

     The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act to 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     At the date of filing this N-CSR, the Registrant's principal executive office and principal financial officer are aware of no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits.

     a).    Ex-99.COE
            Current copy of the Funds Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT
            Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON CAPITAL FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: February 28, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: February 28, 2005



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: February 28, 2005


A signed original of this written statement has been provided to Baron Capital Funds Trust and will be retained by Baron Capital Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.